UNAUDITED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Total operating revenues	$ 140,165	$ 131,105
Total net income attributable to non-controlling interests	(121,338)	(73,642)
Vessel operating expenses	(36,200)	(34,597)
Voyage, charterhire and commission expenses	(1,459)	(448)
Administrative expenses	(20,063)	(18,038)
Project development expenses	(3,552)	(798)
Depreciation and amortization	(26,880)	(27,734)
Impairment of long-lived assets	(76,155)	0
Total operating expenses	(164,309)	(81,615)
Realized and unrealized gain on oil and gas derivative instruments	447,257	84,165
Other operating income	14,106	0
Total other operating income	461,363	84,165
Operating income	437,219	133,655
Realized and unrealized gains/(losses) on our investment in listed equity securities	295,048	(86,664)
Other non-operating income/(losses)	10,023	(71,431)
Total other non-operating income/(losses)	305,071	(158,095)
Interest income	954	57
Interest expense	(11,435)	(16,568)
Gains on derivative instruments, net	47,877	16,482
Other financial items, net	(3,607)	586
Net financial income	33,789	557
Income before taxes and net income/(losses) from equity method investments	776,079	(23,883)
Income taxes	(184)	(274)
Net income from equity method investments	3,009	157
Net income/(loss) from continuing operations	778,904	(24,000)
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	(82,352)	594,439
Net income	696,552	570,439
Net income attributable to stockholders of Golar LNG Limited	$ 575,214	$ 496,797
Basic earnings/(loss) per share from continuing operations (in USD per share)	$ 6.16	$ (0.72)
Dilutive earnings/(loss) per share from continuing operations (in USD per share)	6.13	(0.72)
Dilutive (loss)/earnings per share from discontinued operations (in USD per share)	(0.84)	5.23
Basic (loss)/earnings per share from discontinued operations (in USD per share)	$ (0.84)	$ 5.23
Continuing Operations
Total operating revenues	$ 140,165	$ 131,105
Total net income attributable to non-controlling interests	(113,132)	(54,999)
Vessel operating expenses	(36,200)	(34,597)
Voyage, charterhire and commission expenses	(1,459)	(448)
Administrative expenses	(20,063)	(18,038)
Depreciation and amortization	(26,880)	(27,735)
Other operating income	14,106
Realized and unrealized gains/(losses) on our investment in listed equity securities	295,048	(86,664)
Net income from equity method investments	3,009	157
Net income/(loss) from continuing operations	778,904	(24,000)
Discontinued Operations
Total net income attributable to non-controlling interests	(8,206)	(18,643)
Depreciation and amortization	(8,699)	(25,264)
Net income from equity method investments	0	(6,891)
Time and voyage charter revenues
Total operating revenues	3,235	5,690
Liquefaction services revenue
Total operating revenues	123,421	110,134
Vessel and other management fees
Total operating revenues	$ 13,509	$ 15,281